Significant accounting policies - New standards and interpretations not yet adopted (Details) - IFRS 15 $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reduction of accrued revenue	$ 4.4
Capitalized fulfillment costs	$ 2.7